Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated financial statements
Trade receivables	€ 6,295	€ 18,504
Contract assets	2,707
Contract liabilities	€ 107,308	€ 142,095